Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income from Continuing Operations Before Income Taxes

All of the income from continuing operations before income taxes was taxable to Norway for the years ended December 31, 2016, 2015 and 2014 as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015	2014
Income before income taxes	$61,087	$40,383	$27,407

Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

The significant components of current and deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015	2014
Current tax benefit (expense)	$(14)	$(11)	$(15)
Deferred tax benefit (expense)	29	70	—

Income tax benefit (expense)	$15	$59	$(15)

Summary of Taxation

Income taxes attributable to income from continuing operations was an income tax benefit (expense) of $15, $59 and $(15) for the years ended December 31, 2016, 2015 and 2014, respectively, and differed from the amounts computed by applying the Norwegian ordinary income tax rate of 25% in 2016 and 27% in 2015 and 2014 to pretax net income as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands, except for tax rate)	2016	2015	2014
Income tax benefit (expense) at Norwegian tonnage tax regime	$29	$70	$—
Income tax benefit (expense) within UK	(14)	(11)	(15)

Income tax benefit (expense)	$15	$59	$(15)

Effective tax rate	0%	0%	0%

Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2016 and 2015 are presented below.

	As of December 31,
(U.S. Dollars in thousands)	2016	2015
Deferred tax assets:
Interest rate swaps	$14	$6
Financial loss carry forwards for tonnage tax	12,352	10,314

Total deferred tax asset	12,366	10,320
Less valuation allowance	(12,366)	(10,320)

Net deferred tax asset	—	—

Deferred tax liabilities:
Entrance tax	685	877

Total deferred tax liabilities	685	877

Net deferred tax liabilities	$685	$877

The net deferred tax liability is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2016	2015
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	685	877

Net deferred tax liabilities	$685	$877

Changes in the net deferred tax liabilities at December 31, 2016 and 2015 are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015
Net deferred tax liabilities at January 1	$877	$1,402
Change in temporary differences	(207)	(307)
Translation differences	15	(218)

Net deferred tax liabilities at December 31	$685	$877